Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation
(a) Basis of presentation
The Group’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and related disclosures. Actual results may differ from those estimates.

Adoption of new credit loss accounting standard
(b) Adoption of new credit loss accounting standard
On January 1, 2020, the Group adopted ASU
2016-13
Financial Instruments-Credit Losses (ASC Topic 326):
ASC Topic 326 introduced a current expected credit loss (“CECL”) methodology, which replaced the probable incurred credit losses methodology used under the historical accounting guidance. Under ASC Topic 326 methodology, credit losses are recorded upon initial recognition of financial assets at an amount equal to the lifetime expected losses. Under probable incurred credit losses methodology, credit losses are recorded when the losses are probable or have been incurred.
ASC Topic 326 requires the expected credit losses related to guarantee contracts be recorded separately from and in addition to the stand ready guarantee liability accounted for in accordance with ASC Topic 460. Before adoption of ASC Topic 326, guarantee liability is recorded at the higher of the amount determined in accordance with ASC Topic 450 and the amount determined in accordance with ASC Topic 460. The initial adoption resulted in an increase in guarantee liability related to the recognition of a separate contingent liability. Consequently, the quality assurance payable is separated into expected credit losses for quality assurance commitment, which represents the expected credit losses of the guarantee contracts accounted for in accordance with ASC Topic 326, and deferred guarantee income, which represents the stand-ready liability accounted for in accordance with ASC Topic 460. The adoption of ASC Topic 326 on January 1, 2020, resulted in a RMB883.0 million decrease to retained earnings.

Principle of consolidation
(c) Principle of consolidation
The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the WOFEs and consolidated VIEs, for which the Company is the ultimate primary beneficiary. Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.
Consolidated VIEs are entities in which the WOFEs through their respective contractual arrangements, bear the risks of, and enjoy the rewards normally associated with, ownership of the entities, and therefore the Company is the primary beneficiary of these entities.
All transactions and balances among the Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries have been eliminated upon consolidation.
Details of the typical structure of the Company’s significant VIEs are set forth below:
i) VIE Agreements that give the Company effective control of VIEs
Business Operation Agreement
Pursuant to the relevant business operation agreements, the shareholders of the VIEs agree that to the extent permitted by law, they will accept and unconditionally execute the WOFEs’ instructions on business operations, such as appointment of directors and executive officers. They further agree that, without the WOFEs’ prior written consent, the VIEs will not take any action that may have material adverse effects on their assets, businesses, human resources, rights, obligations, or business operations. The shareholders of the VIEs agree to transfer any dividends or other similar income or interests they receive as the shareholders of the VIEs, if any, immediately and unconditionally to the WOFEs. This agreement also requires each of the shareholders of the VIEs to issue an irrevocable power of attorney authorizing the WOFEs or any person(s) designated by the WOFEs to execute shareholders’ rights on behalf of such shareholder. Unless the WOFEs terminate this agreement in advance, the agreement will remain effective until the VIEs are dissolved pursuant to PRC law.
Power of Attorney
Pursuant to each power of attorney, each shareholder of the VIEs have irrevocably appointed the WOFEs or any persons designated by the WOFEs to act as such shareholder’s attorney-in-fact
to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, appointing directors, supervisors and officers of the VIEs as well as the right to sell, transfer, pledge and dispose all or a portion of the shares held by Nominee Shareholder. The power of attorney will remain in force for ten years unless early terminated by the WOFEs. The term of the power of attorney can be extended at the WOFEs’ option until the VIEs are dissolved in accordance with PRC law and regulation.
Exclusive Option Agreement
Pursuant to the exclusive option agreements, the Nominee Shareholders of the VIEs granted the WOFEs or any third party designated by the WOFEs the exclusive and irrevocable right to purchase from the Nominee Shareholders, to the extent permitted by PRC law and regulations, all or part of its respective equity interests in the VIEs for a purchase price equal to the registered capital. The Nominee Shareholders will then return the purchase price to the WOFEs or any third party designated by the WOFEs after the option is exercised. The WOFEs may transfer all or part of its option to a third party at its own option. The VIEs and the Nominee Shareholders agree that without prior written consent of the WOFEs, they may not transfer or otherwise dispose the equity interests or declare any dividend. The exclusive option agreement will remain effective until the WOFEs or any third party designated by the WOFEs acquire all equity interest of the VIEs.
Equity Pledge Agreement
Pursuant to relevant equity pledge agreements, each shareholder of the VIEs has pledged all of his or her equity interest held in the VIEs to the WOFEs to guarantee his or her obligations under the business operation agreement, the power of attorney, exclusive option agreement and the exclusive technology consulting and service agreement. In the event that the VIEs breach any obligations under these agreements, the WOFEs as the pledgee, will be entitled to request immediate disposal of the pledged equity interests and have priority to be compensated by the proceeds from the disposal of the pledged equity. The Nominee Shareholders may not dispose of the equity interests or create or permit any pledges which may have an adverse effect on the rights or benefits of the WOFEs without the prior written consent of the WOFEs. The relevant share pledge agreements will remain effective until the VIEs and its Nominee Shareholders discharge all of their obligations under the VIE Agreements and the pledgee consents such discharge in writing.
ii) VIE
Agreement
that enables the Company to receive substantially all of the economic benefits from the VIEs
Exclusive technology consulting and service agreement
Pursuant to the exclusive technology consulting and service agreements, WOFEs have the exclusive right to provide the VIEs and their subsidiaries (as designated in the agreement) with technical support, consulting services and other services. The WOFEs shall exclusively own any intellectual property arising from the performance of the agreement. During the term of this agreement, the VIEs and their designated subsidiaries may not accept any services covered by this agreement provided by any third party. The VIEs and their designated subsidiaries agree to pay service fees equal to 100% of the net profit generated or otherwise determined by the WOFEs. Except by mutual agreement upon early termination by parties in writing, the exclusive business cooperation agreement will remain effective until the VIEs and their designated subsidiaries are dissolved in accordance with PRC law and regulation.
Based on these contractual agreements, the Company believes that the VIEs as described above should be considered as VIEs because the equity holders do not have significant equity at risk nor do they have the characteristics of a controlling financial interest. Given that the Company, through the WOFEs, is the primary beneficiary of these VIEs, the Company believes that these VIEs should be consolidated based on the structure as described above.

The Group has established a series of trusts administrated by third-party trust companies. Since these trusts make loans solely to borrowers referred the Group to provide returns to the trust beneficiaries, the Group has power to direct the activities of the trusts. In addition, the Group has the obligation to absorb losses or the right to receive benefits from the trusts that could potentially be significant to the trusts. As a result, the Group is considered the primary beneficiary of the trusts and their assets including loans receivable (Note 3), liabilities, results of operations and cash flows are consolidated under Accounting Standards Codification (“ASC”) 810.
The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries (including the consolidated trusts), which are included in the Group’s consolidated financial statements. Transactions between the VIEs (including the consolidated trusts) and their subsidiaries are eliminated in the balances presented below:

	As of December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	1,660,549	2,176,581
Restricted cash	3,176,799	3,691,832
Short-term investments	1,970,958	1,173,523
Accounts receivable and contract assets	685,556	1,805,079
Quality assurance receivable	1,121,554	931,798
Property, equipment and software, net	67,010	43,241
Intangible assets	35,187	35,187
Right of use assets	54,385	48,941
Loans and receivables, net of credit loss allowance for loans receivables	2,107,837	1,696,495
Investments	888,081	820,607
Investment in subsidiaries and VIEs	48,147	70,578
Deferred tax assets	149,511	343,494
Amounts due from Group companies	—	2,200,275
Prepaid expenses and other assets	1,002,863	1,672,654

Total assets	12,968,437	16,710,285

Payable to platform customers	103,453	81,150
Deferred guarantee income	1,259,396	1,089,503
Expected credit losses for quality assurance commitment	2,390,501	3,188,561
Payroll and welfare payable	132,955	146,697
Taxes payable	53,552	57,237
Funds payable to investors of consolidated trusts	1,661,841	1,795,640
Contract liabilities	—	6,826
Deferred tax liabilities	67,217	45,656
Leasing liabilities	42,775	33,184
Amounts due to Group companies	2,151,941	4,005,052
Amounts due to related party	1,984	2,265
Accrued expenses and other liabilities	472,446	598,570

Total liabilities	8,338,061	11,050,341

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Third-party revenues	5,742,868	6,993,099	8,333,978
Inter-company revenues	27,033	159,319	796,071

Net revenues	5,769,901	7,152,418	9,130,049

Third-party expenses	(2,213,442)	(2,000,511)	(3,441,504)
Inter-company expenses	(1,837,121)	(1,129,163)	(2,545,816)
Related party expenses	(43,494)	(10,104)	(7,503)
Provision for accounts receivable and contract assets	(258,071)	(116,387)	(134,938)
Provision for loans receivable	(257,263)	(302,243)	32,317
Credit losses for quality assurance commitment	—	(2,007,968)	(1,963,609)

Total Operating expenses	(4,609,391)	(5,566,376)	(8,061,053)

Loss from subsidiaries and VIEs	(1,128)	(2,372)	(448)

Income from operations	1,159,382	1,583,670	1,068,548

Other income, net	32,435	100,830	93,674
Gain from quality assurance	98,405	—	—
Realized gain from financial guarantee derivatives	31,444	—	—
Fair value change of financial guarantee derivatives	(56,287)	—	—

Profit before income tax expense	1,265,379	1,684,500	1,162,222
Income tax expenses	(268,504)	(319,700)	(144,463)

Net profit	996,875	1,364,800	1,017,759

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cash used in operating activities under service agreements for Inter-company	(239,476)	(2,143,205)	(2,313,224)
Cash provided by operating activities under service agreements for Inter-company	26,225	137,624	534,988
Net cash provided by operating activities for Third-party	209,889	2,415,649	1,412,435

Net cash provided by (used in) operating activities	(3,362)	410,068	(365,801)

Capital contribution to Group companies	—	—	(22,432)
Collection of loans from Group companies	—	—	389,043
Cash paid as loans extended to Group companies	—	—	(2,328,235)
Other investing activities	(981,638)	1,268,657	1,668,517

Net cash provided by (used in) investing activities	(981,638)	1,268,657	(293,107)

Repayment of loans to Group companies	—	—	(164,719)
Cash received as loans from Group companies	31,920	—	1,785,238
Other financing activities	2,000,911	(2,286,962)	69,454

Net cash provided by (used in) financing activities	2,032,831	(2,286,962)	1,689,973

Under the VIE Arrangements, the Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there is no
asset in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves, if any. As the VIEs are incorporated as limited liability company under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs.

Currently there is no contractual arrangement which requires the Company to provide additional financial support to the VIEs. However, as the Company conducts its businesses primarily based on the licenses and approvals held by the VIEs and their subsidiaries, the Company has provided and will continue to provide financial support to the VIEs. VIEs’ assets comprise both recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets include leasehold improvements, computers and network equipment and purchased intangible assets which are recognized in the Company’s consolidated balance sheet. The unrecognized revenue-producing assets mainly consist of copyrights, trademarks and operation licenses which are not recorded in the financial statements of VIEs as they did not meet the recognition criteria set in ASC 350-30-25.

Business combinations and noncontrolling interests
(d) Business combinations and noncontrolling interests
The Company accounts for its business combinations using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated income statements. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations.
In a business combination achieved in stages, the Company
re-measures
the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement
gain or loss, if any, is recognized in the consolidated income statements.
When there is a change in ownership interests that result in a loss of control of a subsidiary, the Company deconsolidates the subsidiary from the date control is lost. Any retained noncontrolling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.
For the Company’s majority-owned subsidiaries and VIEs, a noncontrolling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. Consolidated net income (loss) on the consolidated income statements includes the net income (loss) attributable to noncontrolling interests and mezzanine equity holders when applicable. Net income (loss) attributable to mezzanine equity holders is included in net income (loss) attributable to noncontrolling interests on the consolidated income statements, while it is excluded from the consolidated statements of changes in shareholders’ equity. The cumulative results of operations attributable to noncontrolling interests, along with adjustments for share-based compensation expense arising from outstanding share-based awards relating to subsidiaries’ shares, are also recorded as noncontrolling interests in the Company’s consolidated balance sheets. Cash flows related to transactions with noncontrolling interests are presented under financing activities in the consolidated statements of cash flows.

Use of estimates
(e) Use of estimates
The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes.
Financial statements amounts that reflect significant accounting estimates and assumptions include revenue recognition, measurement for provisions and liabilities in scope for ASC Topic 326 including credit loss provision for quality assurance receivables, loan receivables and accounts receivable and contract assets as well as expected credit losses for quality assurance commitment, valuation allowance for deferred tax assets, determination of uncertain tax positions, and valuation of share-based awards. Such accounting estimates are impacted significantly by judgements and assumptions used in the preparation of the Group’s consolidated financial statements, and actual results could differ materially from these estimates. Changes in estimates are recorded in the period they are identified.

Foreign currency and foreign currency translation
(f) Foreign currency and foreign currency translation
The Group uses Renminbi (“RMB”) as its reporting currency. The US$ is the functional currency of the Group’s entities incorporated in Cayman Islands and Hong Kong, and the RMB is the functional currency of the Group’s PRC subsidiaries.

Transactions denominated in other than the functional currencies are re-measured
into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured
at the balance sheet date exchange rate. The resulting exchange differences are recorded in the consolidated statements of comprehensive income.
The financial statements of the Group are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of the subsidiaries are translated into RMB using the exchange rate in effect at each balance sheet date. Income and expenses items are generally translated at the average exchange rates prevailing during the fiscal year. Foreign currency translation adjustments arising from these are accumulated as a separate component of shareholders’ equity on the consolidated financial statements
. The exchange rates used for translation on December 31, 2020 and 2021 were US$1.00= RMB6.5249 and RMB6.3757, respectively, representing the index rates stipulated by the People’s Bank of China.

Convenience translation
(g) Convenience translation
Translations of balances in the Group’s consolidated balance sheet, consolidated statement of operations and comprehensive income and consolidated statement of cash flows from RMB into US$ as of and for year ended December 31, 2021 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.3726, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 3
0
, 2021. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 3
0
, 2021, or at any other rate.

Significant risks and uncertainties
(h) Significant risks and uncertainties
Risk of concentration
As of December 31, 2020 and 2021, substantially all of the Group’s cash, term deposit and cash equivalents, restricted cash and short-term investments were held in major financial institutions located in the PRC and in Hong Kong, which management considers to be of high credit quality. Accounts receivable and contract assets are generally unsecured and denominated in RMB, and are derived from revenues earned from operations arising primarily in the PRC. No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2019, 2020 and 2021. No individual customer accounted for more than 10% of accounts receivable and contract assets as of December 31, 2020 and 2021.
Risk of uncertainties
In October 2019, the China Banking and Insurance Regulatory Commission, together with eight other regulatory agencies jointly promulgated the Supplemental Rules to the Administration of Financing Guarantee Companies (“Circular 37”), which provides that any entity providing client referral or credit assessment services to the lending institutions may not provide financing guarantee services in a direct or a disguised form without the regulatory approval. If any entity operates financing guarantee business or provide financing guarantee services in a disguised form without appropriate approval, its business operations will be banned by the regulatory authorities and it will be required to properly settle existing business. Such entity might also subject to penalties including fines and confiscation of illegal gains if applicable. In the Group’s collaboration with institutional funding partners, in order to attract and maintain such business relationship, the Group currently provides quality assurance commitment mainly through (i) repurchase of default loans from third-party guarantee companies which provide guarantee for the loans from institutional funding partners and (ii) setting aside security deposits with third-party guarantee companies to ensure the Group has enough cash to perform its repurchase obligation if the borrowers introduced by the Group default. Due to the lack of legal interpretation for financing guarantee in a disguised form, there is uncertainty related to whether such quality assurance commitment provided to institutional funding partners constitutes a financing guarantee in a disguised form. If the quality assurance commitment provided by the Group were determined to be financing guarantee in a disguise form, the Group’s business, financial condition, results of operations and liquidity will be materially and adversely affected.

In order to reduce the compliance risk under Circular 37, the Group incorporated three licensed financial guarantee companies since 2019, which, since the incorporation, provide direct guarantees for certain loans funded by the institutional funding partners to replace existing quality assurance commitment provided. In 2021, The Group increased the registered capital of the guarantee subsidiaries from RMB1.9 billion as of December 31, 2020, to RMB2.4 billion as of December 31, 2021. While the outstanding loan principle covered by proper direct guarantees provided by the Group as a percentage of all outstanding loan balances facilitated by the Group increased, the absolute amount of outstanding loan principle under the quality assurance commitment increased as a result of the Group’s expansion of the business size in 2021. However, the Group will continue its effort to increase its guarantee capability by obtaining additional financial guarantee licenses or increasing the capital of its financial guarantee subsidiaries to continue reducing its risk of noncompliance.

Cash and cash equivalents
(i) Cash and cash equivalents
Cash and cash equivalents
represent cash on hand, demand deposits, term deposits and highly liquid investments placed with banks or other financial institutions, which have original maturities less than three months.

Restricted cash
(j) Restricted cash
Restricted cash represents:

(i)
Cash in quality assurance is cash managed by the Group through designated bank accounts under the new quality assurance program. There is no other use of these funds except for making payments to investors for default loans that are subject to quality assurance protection. As of December 31, 2020 and 2021, the restricted cash related to quality assurance obligations were RMB1,671,785 and RMB2,042,084, respectively.

(ii)
Cash held in escrow accounts that is jointly managed by the Group and institutional funding partners. As of December 31, 2020 and 2021, the restricted cash managed by the Group and institutional funding partners amounted to RMB701,673 and RMB1,281,869, respectively.

(iii)
Cash received via consolidated trusts that has not yet been distributed. As of December 31, 2020 and 2021, the restricted cash related to cash not yet distributed amounted to RMB482,285 and RMB341,397, respectively.

(iv)
Cash held in capital verification account under the name of a subsidiary of the Group established in December 2020 as a paid-in
capital. As of December 31, 2020 and 2021, the restricted cash related to capital verification account amounted to RMB300,000 and RMB nil, respectively.

(v)
Cash received from borrowers that has not yet been disbursed to institutional funding partners. As of December 31, 2020 and 2021, the restricted cash held as related to cash not yet disbursed amounted to RMB225,031 and RMB326,914, respectively.

(vi)
Cash received from investors or borrowers that has not yet been disbursed, due to a settlement time lag. As of December 31, 2020 and 2021, the restricted cash related to cash not yet disbursed amounted to RMB103,453 and RMB81,150, respectively.

Short-term Investments
(k) Short-term Investments
Short-term investments mainly consist of investments in wealth management products. The wealth management products are certain deposits with variable interest rates or principal not guaranteed with certain financial institutions.
Realized and unrealized gain related to the short-term investments is recorded as other income in the consolidated statements of comprehensive income. RMB52,863, RMB33,189 and RMB91,686 was recognized for the years ended December 31, 2019, 2020 and 2021, respectively.

Accounts receivable, contract assets and Credit loss allowance
(l) Accounts receivable, contract assets and credit loss allowance
Accounts receivable and contract assets is related to the facilitation and post-facilitation service in relation to loans facilitated by the Group. Contract assets represent the Group’s right to consideration in exchange for services that the Group has transferred to the customer before payment is due. The Group only recognizes accounts receivable and contract assets to the extent that the Group believes it is probable that it will collect substantially all of the consideration to which it will be entitled to in exchange for the services transferred to the customer.
Accounts receivable and contract assets is stated at the historical carrying amount net of write-offs and credit risk allowance. Beginning in 2020, the Group establishes a credit loss allowance based on expectations of lifetime credit losses based on historical default experience, known or inherit risks in the portfolio, current economic conditions and macroeconomics forecasts as well as other factors surrounding the credit risk of borrowers (Note 2(b)). Prior 2020, the credit loss allowance was determined to be the amount of probable incurred credit losses based on historical default experience and other factors surrounding the credit risk of the borrowers. The Group evaluates and adjusts its credit loss allowance on a quarterly basis or more often as necessary. Accounts receivable and contract assets that are delinquent for 180 days or more are generally written off.

Investments
(m) Investments
The Group has classified its investments into equity method investments and non-marketable
equity investments.
The Group applies equity method in accounting for its investments in entities in which the Group has the ability to exercise significant influence but does not have control and the investments are in either common stock or in-substance
common stock. Unrealized gains on transactions between the Group and an affiliated entity are eliminated to the extent of the Group’s interest in the affiliated entity, unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. The Group accounts for private equity funds using the equity method of accounting unless the Group’s interest is so minor that the Group may have virtually no influence over partnership operating and financial policies.
Non-marketable
equity investments are investments in privately held companies without readily determinable market values. They are measured at cost minus impairments, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or a similar investment of the same issuer. The changes in the fair value of non-marketable
equity investments are recognized in the consolidated statement of comprehensive income.
The following table sets forth the investments the Group holds as of December 31, 2020 and 2021, respectively.

	As of December 31,
	2020	2021
Equity method investments	129,622	132,377
Non-marketable equity investments	820,893	838,740

	950,515	971,117

Equity method investments
For the years ended December 31, 2019, 2020 and 2021, the Group made investments in several private equity funds and accounted these investments as equity method investments as the Group has ability to significantly influence the operations or financial activities of the investees. For the years ended December 31, 2019, 2020 and 2021, the Group recognized an impairment loss of nill, nill and RMB5,000 for equity method investments, respectively.
Non-marketable
equity investments
For the years ended December 31, 2019, 2020 and 2021, the Group made investments of less than 10% of equity interest in several non-listed
companies. These investments were accounted for as
non-marketable
equity investment using measurement alternative because these investments do not have readily determinable fair value and the Group does not have significant influence over the investees.
For the years ended December 31, 2019, 2020 and 2021, the Group recognized an impairment loss of nil, RMB33,600 and nil for non-marketable equity investments, respectively.

Fair value measurement
(n) Fair value measurement
Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The three levels of inputs that may be used to measure fair value include:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.
Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
The Group does not have any
non-financial
assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.
The Group’s financial instruments consist principally of cash and cash equivalents, restricted cash, short-term investments, quality assurance receivable, loans receivable, accounts receivable, payable to platform customers, quality assurance payable, deferred guarantee income, expected credit losses for quality assurance commitment, short-term borrowings and other liabilities.
Short-term investments
The short-term investments mainly consist of wealth management products and are measured at fair value.
Other financial instruments
The carrying amounts of financial instruments other than short-term investments, approximate their fair values due to the short-term maturities of these instruments.

Assets and liabilities measured at fair value on a recurring basis
The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

December 31, 2020
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
—wealth management products	—	1,970,958	—	1,970,958

December 31, 2021
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
—wealth management products	—	1,204,901	—	1,204,901

The Group values its wealth management products held in certain banks using quoted rate of return or quoted subscription/redemption prices published by the banks for these products, and accordingly, the Group classifies such wealth management products as Level 2 within the fair value hierarchy based on the nature of the fair value inputs.
Assets and liabilities measured at fair value on a
non-recurring
basis
Non-marketable
equity investments are measured at fair value on a
non-recurring
basis. The following table sets forth the unrealized gains and losses from remeasurement (referred to as upward or downward adjustments) recorded as adjustments to the carrying value of non-marketable
equity investments held as of December 31, 2019, 2020 and 2021 based on the observable price in an orderly transaction for the same or similar security of the same issuers:

	For the years ended December 31,
	2019	2020	2021
Upward adjustments	3,149	—	—
Downward adjustments (including impairment)	—	(36,600)	—

Total unrealized gain (losses)	3,149	(36,600)	—

The following table sets forth the total carrying value of the Group’s non-marketable
equity investments at fair value on a
non-recurring
basis held as of December 31, 2020 and 2021 including cumulative unrealized upward and downward adjustments made to the initial cost basis of the securities:

	As of December 31,
	2020	2021
Initial cost basis	854,174	872,021
Upward adjustments	3,319	3,319
Downward adjustments (including impairment)	(36,600)	(36,600)

Total carrying value at the end of the period	820,893	838,740

Net interest income
(o) Net interest income
The Group, through consolidated trust plans (See Note 3), WOFEs and subsidiaries of VIEs, originate and hold loans.
Interest on loans receivable is accrued based on the contractual interest rates of the loan as earned. Accrual of interest is generally discontinued when reasonable doubt exists as to the full, timely collection of interest or principal. When a loan is discontinued from interest accrual, the Group stops accruing interest and reverses all accrued but unpaid interest as of such date.
As the primary beneficiary of the trusts, the Group incorporated the trust plans and recorded return of the other trust parties into interest expense. The interest expense is accrued based on the expected rate of return during the contractual term of the alternative investment products and the trusts.
The net interest income recorded in the consolidated statement of comprehensive income related to the loans originated by the Group recorded for the years ended December 31, 2019, 2020 and 2021 are as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Interest income	1,342,289	1,341,657	1,290,016
Less: Interest expense	(235,620)	(228,320)	(73,846)

Net interest income	1,106,669	1,113,337	1,216,170

Property and equipment, net
(p) Property and equipment, net
Property and equipment are stated at cost less accumulated depreciation and amortization. Property and equipment are depreciated over the estimated useful lives of the assets using the straight-line method taking into account the estimated residual value, if any. The following table sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Office furniture and equipment	3- 5 years	5%
Computer and electronic equipment	3- 5 years	5%
Leasehold improvements	shorter of remaining lease period or estimated useful life	Nil
Software	1- 5 years	Nil
Expenditures for maintenance and repairs are expensed as incurred. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation amortization are removed from the accounts and any resulting gain or loss is recognized in consolidated statement of comprehensive income.

Intangible assets
(q) Intangible assets
As of December 31, 2021, the intangible assets held by the Group includes micro-lending license, factoring license, financial leasing license and insurance brokerage license which have indefinite useful life. The Group evaluates these indefinite-lived intangible assets each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, the asset is tested for impairment.

Goodwill
(r) Goodwill
Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries and the consolidated VIEs. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the two-step
quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.
In performing the
two-step
quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units, and determining the fair value of each reporting unit.
On January 1, 2020, the Group adopted ASU
No. 2017-04,
Simplifying the Test for Goodwill Impairment to simplify the test for goodwill impairment by removing Step 2, which was issued by the FASB in January 2017. The Group, therefore, performs the goodwill impairment test by comparing the fair value of the reporting unit with its carrying amount and recognizing an impairment charge for the amount by which the carrying amount exceeds the fair value, not to exceed the total amount of goodwill allocated to the reporting unit. This adoption did not have impact on the consolidated financial statements.

Impairment of long-lived assets other than goodwill
(s) Impairment of long-lived assets other than goodwill
The Group evaluates its long-lived assets other than goodwill and intangible assets with indefinite useful life for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparison of the carrying amounts to the expected future undiscounted cash flows attributable to these assets. If it is determined that an asset is not recoverable, an impairment loss is recorded in the amount by which the carrying amount of the assets exceeds the expected discounted cash flows arising from those assets. Impairment losses of long-lived assets related to intangible assets recognized for the years ended December 31, 2019, 2020 and 2021 were RMB4,600, nil and nil, respectively.

Quality assurance obligations
(t) Quality assurance obligations
For
off-balance
sheet loans funded by institutional funding partners, the Group provides quality assurance commitment to compensate them in the event of borrowers’ default in the form of 1) guarantee provided by third-party financial guarantee companies or financial guarantee company within the Group; or 2) insurance provided by third-party insurance company, if the insurance coverage is exhausted, a third party guarantee company will repay the institutional funding partner in full. In either case
s
, after the third-party guarantee companies repay the overdue amount, the Group is obligated to compensate the third-party guarantee companies at an amount equal to the repayment made to the institutional funding partners. In certain cases, the Group is also required to provide a security deposit at an amount equal to a certain percentage of the outstanding balance of loans the institutional funding partners funded to the borrowers referred by the Group. The Group might also be required to replenish such security deposit in the event the security deposit is used by the institutional funding partners to make up for the loss they incurred.
In the past the Group used to provide quality assurance fund program to individual investors to compensate them in the event of borrowers’ default, which were terminated in 2019 due to regulation change. Quality assurance commitment and quality assurance fund are hereinafter collectively referred to as “quality assurance obligations”.
Quality assurance payables
Before adoption of ASC Topic 326, the quality assurance obligations are comprised of two components: (i) ASC Topic 460 component; and (ii) ASC Topic 450 component. In accordance with ASC 460-10-25-2 and ASC 460-10-30-3, the non-contingent and contingent aspect of the financial guarantee must both be considered at initial measurement. Each institutional funding partner or individual investor has a contract with the Group that specifies its ability to collect from either the Group or the quality assurance fund. Therefore, an individual contract is considered to be the unit of account for purposes of applying ASC Topic 460. Therefore, the liability recorded based on ASC Topic 460 is determined on a loan by loan basis and is reduced as the Group is released from the underlying risk, i.e., as the loan is repaid by the borrower or when the institutional funding partner or individual investor is compensated in the event of a default. This component is a stand ready obligation which is not subject to the probable threshold used to record a contingent obligation. The other component is a contingent liability determined based on historical default rates, representing the obligation to make future payouts from the Group itself or quality assurance fund, measured using the guidance in ASC Topic 450, Contingencies. The ASC Topic 450 contingent component is determined on a loan by loan basis, but considers the actual and expected performance of the pool when estimating the contingent liability. As each guarantee is a separate unit of account that has a contingent component pursuant to ASC Topic 450, the contingent component pertains only to the loan covered by the guarantee. However, the contingent liability recorded under ASC Topic 450 would take into consideration the performance of the overall pooled loan basis, including the cap, if any, imposed on the specific pool, as such data will inform the likelihood of payout on an individual contract basis.
Subsequent to initial recognition, the quality assurances obligations are measured at the greater of the amount determined based on ASC Topic 460 and the amount determined based on ASC Topic 450. ASC Topic 460 does not prescribe a method for subsequently measuring and recording the non-contingent guarantee liability. As stated in ASC 460-10-35-1, the guarantee liability should generally be reduced by recording a credit to net income as the guarantor is released from the guaranteed risk. As the risk is reduced as each payment is made, a systematic and rational amortization method based on when the payments are made may be appropriate. If there is no difference between the ASC Topic 460 component and ASC Topic 450 component, no gain or loss is recorded. If the ASC Topic 460 component falls below the ASC 450 component, a contingent liability would be set up with an accompanying loss recognized in the gain (loss) from quality assurance in the consolidate statement of comprehensive income.
As the risk of the guarantee liability is reduced, it is recognized into the income statement by a systematic and rational amortization method, e.g. over the term of the loan, within the “gain from the quality assurance” line item of the income statement. For the year ended December 31, 2019, the amount of gain recorded was RMB98.4 million.
The following table sets forth the Group’s quality assurance obligations movement activities for the year ended December 31, 2019:

For the year ended December 31,
2019
Opening balance	3,819,379
Fair value of newly written guarantee and quality assurance obligation	6,156,826
Release of guarantee and quality assurance payable upon repayment	(6,718,809)
Contingent liability	6,409,884
Payouts during the year	(12,299,134)
Recoveries during the year	7,408,007

Ending balance	4,776,153

As of December 31, 2019, the maximum potential future payments, including all outstanding principal and interests covered by the quality assurance program were RMB21,794,353.
Deferred guarantee income and expected credit losses for quality assurance commitment

Upon adoption of ASC Topic 326 as described in Note 2(b), deferred guarantee income represents the stand ready component of the guarantee contracts that are determined in accordance with ASC Topic 460. At initial recognition, deferred guarantee income is recorded at the fair value of the guarantee contract. Subsequent to initial recognition, deferred guarantee income is released systematically as guarantee income in revenue in the consolidated statement of comprehensive income as the Group is released from the underlying risk.

Expected credit losses for quality assurance commitment represents the expected life time credit losses of the guarantee contract that are determined in accordance with ASC Topic 326, which are initially recorded separate from and in addition to deferred guarantee income at the amount equal to the expected lifetime credit losses of the underlying loans covered by the quality assurance obligation. The expected credit losses are determined based on historical default experience, known and inherent risks in the portfolio, current economic conditions and future macroeconomic forecasts as well as other factors surrounding the credit risk of borrowers. The liability is calculated at portfolio-level since the loan portfolio is typically of smaller balance homogenous loans and is collectively evaluated for impairment. Subsequent to initial recognition, the expected credit losses are adjusted for changes in expected lifetime credit losses. The initial recognition and adjustments made to expected credit losses for quality assurance commitment are recorded as provision for quality assurance commitment in the consolidated statement of comprehensive income. The table below sets forth the movement of deferred guarantee income and expected credit losses for quality assurance commitment for the years ended December 31, 2020 and 2021:

Deferred guarantee income:	For the years ended December 31,
	2020	2021
Opening balance upon adoption of ASC Topic 326 (Note 2(b))	1,873,254	1,259,396
Newly written quality assurance obligations	2,838,707	2,423,619
Release of quality assurance obligations upon repayment	(3,386,032)	(2,593,512)
Termination of P2P quality assurance obligations*	(66,533)	—

Ending balance	1,259,396	1,089,503

Expected credit losses for quality assurance commitment:	For the years ended December 31,
	2020	2021
Opening balance upon adoption of ASC Topic 326 (Note 2(b))	3,593,021	2,390,501
Provision for credit losses of quality assurance obligations	2,057,558	1,904,473
Payouts during the year	(8,297,516)	(7,227,869)
Recoveries during the year	5,199,893	6,121,456
Termination of P2P quality assurance obligations*	(162,455)	—

Ending balance	2,390,501	3,188,561

*
In March 2020, the Company early repaid all outstanding loan balance before their maturity for one P2P funding partner as a result of the Group’s decision to discontinue business relationship with online lending information intermediary, which resulted in decrease in guarantee related receivables and liabilities. The overall impact on gain or loss is immaterial.

As of December 31, 2021, the maximum potential future payments, including all outstanding principal and interests covered by the quality assurance obligations
were RMB44,035,267.

Quality assurance receivable
A quality assurance receivable is recognized at loan inception at its fair value on a loan-by-loan
basis. Beginning in 2020, the Group establishes a credit loss allowance primarily based on expectations of lifetime credit losses based on historical default experience, known or inherent risks in the portfolio, current economic conditions and macroeconomics forecasts as well as other factors surrounding the credit risk of borrowers (Note 2(b)). Prior to 2020, the credit loss allowance was determined to be the amount of probable incurred credit losses based on estimates of future cash flows and assesses whether there is any indicator of impairment to any individual underlying loan of the quality assurance receivable.
The following table presents the Group’s quality assurance receivable as of December 31, 2020 and 2021:

	For the years ended December 31,
	2020	2021
Quality assurance receivable	1,345,068	1,171,304
Allowance for credit losses for quality assurance receivable	(223,514)	(239,506)

Quality assurance receivable, net	1,121,554	931,798

The Group evaluates expected credit losses of quality assurance receivable by on a collective basis based on the type of borrowers and delinquency pattern. Credit quality indicators are updated quarterly, and the credit quality of any given customer can change during the life of the portfolio. The following table presents quality assurance receivables based on type of borrowers and delinquency as of December 31, 2020 and 2021:

	1-89 days past due	90-119 days past due	120-149 days past due	150-179 days past due	Total past due	Current	Total quality assurance receivable
December 31, 2020
New borrowers	26,708	5,651	5,312	5,407	43,078	191,155	234,233
Repeat borrowers	70,819	25,745	22,647	15,388	134,599	976,236	1,110,835

Total	97,527	31,396	27,959	20,795	177,677	1,167,391	1,345,068

December 31, 2021
New borrowers	9,094	2,340	2,004	1,931	15,369	269,919	285,288

Repeat borrowers	27,695	6,771	5,935	5,616	46,017	839,999	886,016

Total	36,789	9,111	7,939	7,547	61,386	1,109,918	1,171,304

As the average tenor of loans facilitated on the Group’s platform are around 9 months, substantially all of the quality assurance receivable balance as of December 31, 2021 are originated in 2021.

The following table sets forth the movement in the allowance for credit losses for quality assurance receivable as of December 31, 2020 and 2021, respectively:

	For the years ended December 31,
	2020	2021
Beginning balance	809,503	223,514
Impact of adoption of ASC 326 (Note 2(b))	34,998	—
Provision/(reversal) for credit losses	(49,590)	59,136
Write-offs	(571,397)	(43,144)

Ending balance	223,514	239,506

Revenue recognition
(u) Revenue recognition
The Group engages primarily in operating an online consumer finance marketplace by providing an online platform which matches borrowers with institutional funding partners, and assisting facilitation of loans to investors on certain third-party online platforms (collectively referred to as “investors”). The Group determines that it is not the legal lender or legal borrower in the above process. Therefore, the Group generally does not record loan receivable and payable arising from the loans between investors and borrowers on its balance sheets other than consolidated trusts (Note 3). Revenue comprises the fair value of the consideration received or receivable for the provision of services in the ordinary course of the Group’s activities and is recorded net of value-added tax (“VAT”). The Group discontinue matching of individual investors in 2019 due to change in regulations.
Revenue recognition policies for each type of services under ASC Topic 606 are discussed as follows:
Revenue from Single Loans
In accordance with a series contracts entered into among the borrowers, investors (either individual or institutional funding partners) and the Group, the Group generally provides the following services to the borrowers and investors:

•	The Group operates a platform that enables borrowers and investors to exchange information;

•	The Group collects information from borrowers, conduct credit assessment and match borrowers with investors;

•	Once borrowers and investors are matched, the Group is responsible for collect and transfer funds between borrowers and investors;

•	The Group will also provide investors with collection services upon borrowers’ default;

•
On monthly basis, the borrowers are obligated to pay transaction service fee and quality assurance contribution/guarantee fee on top of the principle and interest payment. In the event of prepayment, borrowers are obligated to pay the outstanding unpaid transaction service fee and quality assurance contribution in full. Starting from 2021, in the event of early payment, some borrowers are not obligated to pay full contractual service fee and quality assurance contribution amount, and the service fee and quality assurance contribution is collected on a pro-rata basis upon early loan termination.

The Group determines its customers to be both investors and borrowers. The Group charges the transaction service fee as part of the borrowers’ monthly repayment. In accordance with the relevant guidance in ASC Topic 606, the amounts associated with the quality assurance obligation is within the scope of ASC Topic 460 and should be accounted for in accordance with the provisions of that Topic. The services not within the scope of other Topics should be accounted for in accordance with the remaining provisions of ASC Topic 606 and the applicable revenue recognition guidance. The Group considers loan facilitation services (covering matching of investors to borrowers and facilitating the execution of loan agreement between investors and borrowers) and post-facilitation services (covering cash processing services and collection services) as two distinctive performance obligations in accordance with ASC Topic 606. The transaction price is first allocated to the quality assurance commitment and quality assurance program, if any, which is recorded at fair value in accordance with ASC Topic 460. Then the remaining considerations are allocated to the loan facilitation and post-facilitation services using their relative standalone selling prices. When estimating total consideration, the Group considers early termination scenarios based on historical early payment and other termination scenarios as the Group can not receive the full contractual service fee amount under early termination, given the service fee is collected on a pro-rata basis upon early loan termination. Such service fee is determined to be variable consideration that meets the “probable of not reversing” threshold. As such, the Group recognizes revenue related to early termination based on its best estimate and true up adjustments are made from time to time. The Group does not have observable standalone selling price for the loan facilitation services or post-facilitation services because it does not provide loan facilitation services or post-facilitation services on a standalone basis in similar circumstances to similar customers. There is no direct observable standalone selling price for similar services in the market that is reasonably available to the Group. As a result, the estimation of standalone selling price involves significant judgment. The Group uses an expected cost plus margin approach to estimate the standalone selling prices of loan facilitation services and post facilitation services as the basis of revenue allocation. When estimating the selling prices, the Group considers the cost related to such services, profit margin, customer demand, effect of competition on services, and other market factors, among which estimates of the cost of providing the services is the most significant.
The transaction price allocated to loan facilitation is recognized as revenue upon execution of loan agreements between investors and borrowers; the consideration allocated to post-facilitation services is recognized over the period of the loan on a straight line method, which approximates the pattern of when the underlying services are performed.
In additional to transaction service fee, the Group also receives fees on future events, such as collection fees. For loans with quality assurance obligation, as the quality assurance will compensate the investors should the borrowers are delinquent, the collection fee is considered a variable consideration for the loan facilitation and post-facilitation performance obligations and therefore is included in the total transaction price which is allocated to these two performance obligation based on their relative standalone selling price. The collection fee is only probable of not reserving upon successful collection and as such is not included in the transaction price until then.
For the off-balance sheet loans funded by certain other institutional funding partners, where the Group does not provide credit enhancement to the institutional funding partners for the borrowers referred by the Group and takes no credit risks of borrowers in respect of principal and interests, the Group charges the service fees for loan facilitation at predetermined rates based on the performance of the underlying off-balance sheet loans. Such service fee is determined to be variable consideration that meets the “probable of not reversing” threshold. As such, the Group recognizes revenue related to such services based on its best estimate and true up adjustments are made when service fee amounts are confirmed by institutional funding partners.
Revenue from Investment Programs
For investment programs that only fund loans protected by the quality assurance, the loan transaction service fees and monthly contribution to the quality assurance paid by the borrowers are the same as those discussed under “Revenue from Single Loans” above. In addition, the Group charges the surplus gain, i.e., the actual rate of return exceeds the stated expected rate of return in the investment program agreement, as investment program management fee. The investment program management fee is a separate fee charged to investors in a separate contract and therefore is allocate specifically to the investment management performance obligation. The Group determines that the “probable of not reserving” threshold is met for surplus gain and therefore surplus gain is included in the transaction price upon the effective of investment program. The Group estimates the surplus gain on a monthly basis for the duration of an investment program to monitor the expected outcome of the portfolio and the amount is recognized over the term of the investment program as the investor simultaneously receives and consumes the benefits provided by the Company’s performance throughout the term of the investment program. The Group stopped offering investment program in 2019 as a result of regulatory requirements to stop P2P business and all investment programs matured in 2020.

Other revenue

Other than the investment management fee for investment programs, other revenue primarily includes borrower referral fees.
The Group refers borrowers that do not meet the Group’s risk appetite to other lending platforms, and charges a referral fee based on the loan origination volume, cost per-click
or other performance based criteria. Such fee is recognized as other revenue upon loan origination, each click or other performance obligation is satisfied.
Revenue disaggregation analysis
The following table sets forth the Group’s operating revenue from different service types:

	For the years ended December 31,
	2019		2020		2021
	With quality assurance obligation	Without quality assurance obligation	With quality assurance obligation	Without quality assurance obligation	With quality assurance obligation	Without quality assurance obligation
Loan facilitation service fees	2,984,063	326,812	1,908,851	—	3,604,019	190,163
Post-facilitation service fees	1,096,660	103,713	672,981	—	1,287,760	21,805
Other revenue
-borrowers referral fee	—	130,677	—	290,337	—	239,070
-investment management fee	109,423	—	31,767	—	—	—
-others	37,949	66,791	95,286	64,496	105,758	211,871

	4,228,095	627,993	2,708,885	354,833	4,997,537	662,909

Interest income (Note
2
(o)) and guarantee income (Note
2
(t)) is not included in the table above as it is not accounted for under ASC Topic
606
.

Contract balances
Contract assets represent the Group’s right to consideration in exchange for facilitation and post-facilitation service that the Company has transferred to the customer before payment is due. Contract liabilities represent the Group’s obligation to transfer facilitation and post-facilitation service to the customer due to received payment. The timing of revenue recognition, scheduled payments, and cash collections results in contract assets and contract liabilities.
Practical expedient and exemptions
The Group generally expenses sales commission when incurred for loans with a term for one year or less. These costs are recorded within sales and marketing expenses.
The Group does not disclose the value of unsatisfied performance obligation as most of the loans facilitated through its platform with an original term of one year or less.

Origination, servicing expenses and other cost of revenue
(v) Origination, servicing expenses and other cost of revenue
Origination, servicing expenses and other cost of revenue primarily consist of salaries and benefits of employees who facilitate loan origination, perform risk pricing, debt-collection service, customer service, data processing, data analysis and other cost of revenue.
Origination, servicing expenses and other cost of revenue-related party consist of expenses for data collection service provided by PPcredit, a related party of the Group (See Note 10).

Sales and marketing expenses
(w) Sales and marketing expenses
Sales and marketing expenses consist primarily of advertising and online marketing promotion expenses. Advertising and online marketing expenses, amounting to approximately RMB710,203, RMB470,243 and RMB1,569,167 for the years ended December 31, 2019, 2020 and 2021, respectively, are charged to the consolidated statements of comprehensive income as incurred.

General and administrative expenses
(x) General and administrative expenses
General and administrative expenses consist primarily of salaries and benefits for general management, finance and administrative personnel, share-based compensation expenses, rental, professional service fees and other expenses.

Research and development expenses
(y) Research and development expenses
Research and development expenses consist primarily of payroll and related expenses for IT professionals involved in developing technology platform and website, server and other equipment depreciation, bandwidth and data center costs. All research and development costs have been expensed as incurred as the costs qualifying for capitalization have been insignificant.

Share-based compensation
(z) Share-based compensation
The Group follows ASC Topic 718, which requires all share-based payments to employees and directors, including grants of employee stock options, to be recognized as compensation expense in the financial statements over the vesting period of the award based on the fair value of the award determined at the grant date. Under ASC Topic 718, the number of share-based awards for which the service is not expected to be rendered for the requisite period should be estimated, and the related compensation cost is not recorded for that number of awards.
In accordance with ASC Topic 718, the Group recognize share-based compensation expenses, net of a forfeiture rate, using the straight-line method for awards with services conditions only, and using the graded-vesting attribution method for awards with graded vesting features and performance conditions. Compensation cost is accrued if it is probable that a performance condition will be achieved.

Leases
(aa) Leases
The Group determines if an arrangement is a lease or contains a lease at inception. Operating leases are included in operating lease right-of-use
(“ROU”) assets and operating lease liabilities, in the Group’s consolidated balance sheets. The Group does not have any finance leases for the years ended December 31, 2019, 2020 and 2021.
ROU assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate, which it calculates based on the credit quality of the Group and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease.
The Group has elected to adopt the following lease practical expedients in conjunction with the adoption of ASU
2016-02:
(i) elect for each lease to not separate
non-lease
components from lease components and instead to account for each separate lease component and the non-lease
components associated with that lease component as a single lease component; (ii) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Group elected not to apply ASC 842 recognition requirements; and (iii) the Group elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.

Government grants and subsidy income
(ab) Government grants and subsidy income
The Group receives government grants and subsidies in the PRC from various levels of local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the region. The grants are determined at the discretion of the relevant government authority and there are no restrictions on their use. The government subsidies are recorded as other income in the consolidated statement of comprehensive income in the period the cash is received. The government grants received by the Group amounting to RMB62,517, RMB74,104 and RMB30,596 for the years ended December 31, 2019, 2020 and 2021, respectively.

Taxation
(ac) Taxation
Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.
Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive income in the period of the enactment of the change.

The Group considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.
The Group recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not
recognition threshold, the Group initially and subsequently measures the tax benefit as the largest amount that the Group judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Group’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Group’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expenses.

Net profit per share
(ad) Net profit per share

Basic net profit per share is computed by dividing net profit attributable to FinVolution Group’s ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class
method. Under the
two-class
method, net profit is allocated between ordinary shares and other participating securities based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses. Diluted net profit per share is calculated by dividing net profit attributable to FinVolution Group’s ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares using the if-converted
method and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Segment reporting
(ae) Segment reporting
The Group’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and therefore, the Group only has one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. The Group’s long-lived assets are substantially all located in the PRC and substantially all of the Group’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.

Treasury shares
(af) Treasury shares

The Group accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account in the consolidated balance sheets. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in
capital (up to the amount credited to the additional
paid-in
capital upon original issuance of the shares) and retained earnings. In the event that treasury shares are reissued at an amount different from the cost the Company paid to repurchase the treasury shares, the Company will recognize the difference in additional paid-in
capital by using
first-in,
first-out
method. The treasury shares account includes 144,906,570 and 116,279,765 ordinary shares mainly for the purpose of exercise of share-based compensation plans as of December 31, 2020 and 2021, respectively.

Statutory reserves
(ag) Statutory reserves

In accordance with the relevant regulations and their articles of association, subsidiaries of the Company incorporated in the PRC are required to allocate at least 10% of their after-tax
profit determined based on the PRC accounting standards and regulations to the general reserve until such reserve has reached 50% of the relevant subsidiary’s registered capital. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances or cash dividends. During the years ended December 31, 2019, 2020 and 2021, appropriations to the general reserve amounted to RMB61,192, RMB140,860 and RMB152,345, respectively.

Recently issued accounting standards
(ah) Recently issued accounting standards
Adoption of new accounting standards

In June 2016, the FASB amended guidance related to impairment of financial instruments as part of ASU
2016-13
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which will be effective January 1, 2020. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a Group recognizes an allowance based on the estimate of expected credit loss. In November 2018, the FASB issued an amendment (ASU
2018-19):
Codification Improvements to Topic 326, Financial Instruments—Credit Losses, to align the implementation date for nonpublic entities’ annual fiscal statements with the implementation date for their interim financial statements and clarify the scope of the guidance in the amendments in ASU
2016-13.
Upon adoption of the standard on January 1, 2020, after adjusting for deferred tax and other adoption effects, a RMB882,964 decrease was recorded in the retained earnings through a cumulative-effect adjustment.
In January 2017, the FASB issued ASU
2017-04,
“Intangibles—Goodwill and Other (Topic 350): simplifying the test for goodwill impairment”, the guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not the difference between the fair value and carrying amount of good will which was the step 2 test before. The ASU should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The adoption of ASC 350 did not have impact on the Group’s results of operations or cash flows.
In August 2018, the FASB issued ASU
2018-13,
“Fair Value Measurement (Topic 820): Disclosure framework – changes to the disclosure requirements for fair value measurement” which modifies the disclosure requirements on fair value measurements in Topic 820 Fair Value Measurement. It also requires to add disclosures relating to changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level 3 measurements. ASU
2018-13
is effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. The adoption of ASC 820 did not have a material impact on the Group’s results of operations or cash flows.
In December 2019, the FASB issued ASU
2019-12—Income
Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This update simplifies the accounting for income taxes as part of the FASB’s overall initiative to reduce complexity in accounting standards. The amendments in ASU
2019-12
simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. ASU
2019-12
is effective for all entities beginning on January 1, 2021. The adoption of ASC 740 did not have a material impact on the Group’s results of income tax expenses or cash flows.
New accounting standards not yet adopted
In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity classified written call options (for example, warrants) that remain equity classified after modification or exchange. The amendments in this update are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption of the amendments is permitted. The adoption of this standard is not expected to have a material impact on the Group’s disclosures.
In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance. This update requires certain annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy. This update is effective for annual periods beginning after December 15, 2021, and early application is permitted. The adoption of this standard is not expected to have a material impact on the Group’s disclosures.
In March 2022, the FASB issued ASU 2022-02, Financial Instruments-Credit Losses (Topic 326), Troubled Debt Restructurings and Vintage Disclosures. This update eliminates the accounting guidance for troubled debt restructurings (TDRs) for creditors, requires new disclosures for creditors for certain loan refinancings and restructurings when a borrower is experiencing financial difficulty and requires inclusion of current-period gross writeoffs in the vintage disclosure tables. The adoption of this standard is not expected to have a material impact on the Group’s disclosures.